Deferred Revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue [Abstract]
Interest income	$ 290,753	$ 249,946	$ 335,222	$ 151,497